LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Leases
Incremental borrowing rate	10.00%		10.00%
Operating lease cost and rent	$ 67,372	$ 58,219	$ 251,883	$ 240,731